Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Central Index Key	0001437578